RYDEX VARIABLE TRUST

Managed Futures Strategy Fund

Supplement dated August 27, 2012

to the Summary Prospectus of the above listed Fund

dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus (the “Prospectus”) listed above and should be read in conjunction with the Prospectus.

At its Meeting held on August 21, 2012, the Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”) approved a revised investment objective and revised principal investment strategies, as well as a corresponding name change for the Trust’s Managed Futures Strategy Fund (the “Fund”). The revisions to the Fund’s investment program are intended to diversify the Fund’s investment exposure by providing exposure to the currency, equity, and fixed income markets in addition to the commodity market. Therefore, effective October 29, 2012, or a subsequent date deemed appropriate by the officers of the Trust, the changes set forth below will apply to the Fund.

To assist with the implementation of the revised principal investment strategies, Mr. Heiko Ebens will join the Fund’s existing team of portfolio managers effective September 27, 2012.

The changes to the Fund’s investment program will not result in an increase in the Fund’s fees. The changes are expected to decrease the Fund’s expenses due to the elimination of the current index licensing fee paid by the Fund.

I.	Name Change

The new name of the Fund will be “Global Managed Futures Strategy Fund.” Therefore, all references to the “Managed Futures Strategy Fund” in the Prospectus will be replaced with “Global Managed Futures Strategy Fund.”

II.	Revised Investment Objective

The Fund’s new investment objective will be to seek to generate positive total returns over time.

III.	Revised Principal Investment Strategies

The “Principal Investment Strategies” section in the Fund’s “Fund Summary” section will be replaced in its entirety with the section below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The Advisor uses proprietary methods of comparing current prices to historical prices over varying periods of time to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. When the Fund’s investment strategy identifies a price trend in a particular market for a specific time frame, the Fund will take either a long or short position in the related futures or forward contract. If the Fund’s investment strategy does not identify a trend, the Fund will not establish a position with exposure to that particular market segment. The size of each position is determined by the estimated risk of each position as measured by recent volatility. Position sizes also may be constrained by position margin requirements, liquidity needs, leverage limits, and other portfolio or market measures.

The Advisor may employ systematic relative value trading strategies and other risk-management strategies to seek to mitigate declines in the market price of the Fund’s shares, reduce risk, and improve returns over time. Such strategies may reduce the Fund’s level of investment during periods of declining Fund performance.

The Fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The Fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. In the course of implementing the Fund’s investment strategy, the Advisor may purchase and sell options and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The majority of the Fund’s derivative investments will be used to obtain exposure to the commodity, fixed income, currency, and equity markets; however, certain of the Fund’s derivative investments may be employed to hedge risk and limit leveraged exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term fixed-income securities (generally rated AA or higher), money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize it derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-

2

diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted an investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

IV.	Revised and Additional Principal Risks

The current descriptions of the Fund’s principal risks under the heading “Principal Risks” in the Fund’s “Fund Summary” section will be revised to include the following additional principal risks: “Active Trading Risk”, “Equity Risk”, and “Regulatory Risk.” The current descriptions of the Fund’s principal risks will be further revised to eliminate “Investment in Investment Companies Risk” and “Sector Risk” and to replace “Derivatives Risk” and “Leveraging Risk” with the descriptions below.

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Regulatory Risk – The Fund and the Subsidiary are currently operating in reliance on exemptions from registration with the Commodity Futures Trading Commission (“CFTC”) provided by CFTC Regulation 4.5, which is generally available to registered investment companies, and CFTC Regulation 4.13(a)(4), respectively. However, the CFTC has recently adopted amendments to CFTC Regulation 4.5 significantly restricting its availability to registered investment companies that invest in derivative instruments that are subject to regulation by the CFTC and rescinding CFTC Regulation 4.13(a)(4). To comply with the changes to CFTC Regulation 4.5 and the rescission of CFTC Regulation 4.13(a)(4), the Fund may determine to significantly modify its principal investment strategies to restrict its investment in or exposure to derivatives regulated by the CFTC and, thus, its exposure to the commodity market to continue to qualify for the exemption from registration provided by CFTC Regulation 4.5, or to become subject to regulation by the CFTC, which may increase the Fund’s operating expenses. The Fund and the Subsidiary will be required to comply with the changes to CFTC Regulations no later than

3

December 31, 2012. Certain of the rules that would apply to the Fund if it determines to become subject to CFTC regulation as a commodity pool have not yet been adopted, and it is unclear what the effect of those rules would be if they are adopted.

V.	Addition of Portfolio Manager

Mr. Heiko Ebens will be added as a portfolio manager of the Fund and together with Messrs. Byrum, Dellapa, and Harder, will be jointly and primarily responsible for the day-to-day management of the Fund. Therefore, the following information will be added under the headings “Management – Investment Advisor – Portfolio Managers” in the Fund’s “Fund Summary” section. Additional information about Mr. Ebens will be available in the Fund’s Statutory Prospectus and Statement of Additional Information.

Heiko Ebens, Ph.D., Director of Research. Mr. Ebens has been associated with the Advisor since 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUMMVTMF-SUP-0812x0513

4

RYDEX VARIABLE TRUST

Managed Futures Strategy Fund

Supplement dated August 27, 2012

to the Statutory Prospectus and Statement of Additional Information

of the above listed Fund dated May 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”) listed above and should be read in conjunction with the Prospectus SAI.

At its Meeting held on August 21, 2012, the Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”) approved a revised investment objective and revised principal investment strategies, as well as a corresponding name change for the Trust’s Managed Futures Strategy Fund (the “Fund”). The revisions to the Fund’s investment program are intended to diversify the Fund’s investment exposure by providing exposure to the currency, equity, and fixed income markets in addition to the commodity market. Therefore, effective October 29, 2012, or a subsequent date deemed appropriate by the officers of the Trust, the changes set forth below will apply to the Fund.

To assist with the implementation of the revised principal investment strategies, Mr. Heiko Ebens will join the Fund’s existing team of portfolio managers effective September 27, 2012.

The changes to the Fund’s investment program will not result in an increase in the Fund’s fees. The changes are expected to decrease the Fund’s expenses due to the elimination of the current index licensing fee paid by the Fund.

I.	Name Change

The new name of the Fund will be “Global Managed Futures Strategy Fund.” Therefore, all references to the “Managed Futures Strategy Fund” in the Prospectus and SAI will be replaced with “Global Managed Futures Strategy Fund.”

II.	Revised Investment Objective

The Fund’s new investment objective will be to seek to generate positive total returns over time.

III.	Revised Principal Investment Strategies

The “Principal Investment Strategies” section in the Fund’s “Fund Summary” section will be replaced in its entirety with the section below.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the commodity, currency, equity, and fixed income markets. The Advisor uses proprietary methods of comparing current prices to historical prices over varying periods of time to identify trends of varying lengths in the commodity, currency, equity, and fixed income markets. When the Fund’s investment strategy identifies a price trend in a particular market for a specific time frame, the Fund will take either a long or short position in the related futures or forward contract. If the Fund’s investment strategy does not identify a trend, the Fund will not establish a position with exposure to that particular market segment. The size of each position is determined by the estimated risk of each position as measured by recent volatility. Position sizes also may be constrained by position margin requirements, liquidity needs, leverage limits, and other portfolio or market measures.

The Advisor may employ systematic relative value trading strategies and other risk-management strategies to seek to mitigate declines in the market price of the Fund’s shares, reduce risk, and improve returns over time. Such strategies may reduce the Fund’s level of investment during periods of declining Fund performance.

The Fund will implement the strategy’s targeted exposures principally through the use of futures, forwards, and swap agreements. The Fund may invest in a variety of futures, forwards and swap agreements, including those based on interest rates, commodities, currencies, fixed income securities, equities and equity indices. Options and options on futures may be employed principally for hedging purposes, especially as tools of the risk management strategies. In the course of implementing the Fund’s investment strategy, the Advisor may purchase and sell options and futures contracts. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed commodity, currency and financial futures contracts described above.

Investments in derivative instruments, such as futures, options, and forward contracts and swap agreements, have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to losses that exceed the amount the Fund has invested in those instruments. Financial leverage will magnify, sometimes significantly, the Fund’s exposure to any increase or decrease in prices associated with a particular trend resulting in increased volatility in the value of the Fund’s portfolio. The value of the Fund’s portfolio is likely to experience greater volatility over short-term periods. While such financial leverage has the potential to produce greater gains, it also may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at a loss to comply with limits on leverage and asset segregation requirements imposed by the Investment Company Act of 1940 (the “1940 Act”) or to meet redemption requests. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant.

The majority of the Fund’s derivative investments will be used to obtain exposure to the commodity, fixed income, currency, and equity markets; however, certain of the Fund’s derivative investments may be employed to hedge risk and limit leveraged exposure created by certain of the Fund’s investments. Certain of the Fund’s derivatives investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term fixed-income securities (generally rated AA or higher), money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize it derivatives positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the 1940 Act. The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodity market.

In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-

diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund. The Fund has adopted an investment policy to not invest 25% or more of the value of its assets in the securities of one or more issuers conducting their principal business activities in the same industry.

IV.	Revised Non-Fundamental 80% Investment Policy

Effective upon the implementation of the Fund’s revised principal investment strategies, the Fund’s current non-fundamental investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the Standard & Poor’s Diversified Trends Indicator® (the “S&P DTI”), will be replaced in its entirety with the non-fundamental 80% investment policy below.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of listed commodity, currency and financial futures contracts.

Therefore, the third sentence under the headings “More Information About the Trust and the Funds – Principal Investment Strategies – Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund and Commodities Strategy Fund” in the Prospectus will be replaced in its entirety with the sentence below.

The Global Managed Futures Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures” is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

In addition, non-fundamental policy number 28 under the headings “Investment Restrictions – Non-Fundamental Policies” in the SAI will be deleted in its entirety and replaced with the non-fundamental policy below.

The Global Managed Futures Strategy Fund may not:

28.	Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in “managed futures.” For these purposes, managed futures are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of listed commodity, currency and financial futures contracts.

V.	Cessation of the Fund’s Use of an Investment Methodology Similar to the S&P DTI

Upon the implementation of the Fund’s revised principal investment strategies, the Fund will no longer employ an investment methodology that is similar to that used to compile the S&P DTI. Therefore, the references to the Fund and the S&P DTI under “Fund Benchmarks and Comparable Index Information” in the Prospectus will be deleted and the second and last sentences in that section will be replaced in their entirety by the sentences below.

The Long/Short Commodities Strategy Fund employs an investment methodology that is similar to that used to compile the JP Morgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index.

More detailed information about the C-IGAR Sigma can be found in the SAI under “More Information About the Long/Short Commodities Strategy Fund’s Comparable Index.”

In addition, the paragraphs under the headings “Explanation of Certain Fund Fees and Expenses – Other Expenses” in the Prospectus will be deleted and replaced in their entirety by the paragraph below.

For the Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, Global Managed Futures Strategy Fund, and Commodities Strategy Fund, “Other Expenses” includes transfer agent fees, custodial fees, and accounting and legal expenses that the Subsidiary pays.

In the SAI, under the heading “Principal Investment Policies, Techniques and Risk Factors – Tracking Error,” all references to the Fund will be deleted.

Under the heading “More Information About Certain of the Funds’ Benchmarks” in the SAI, all references to the Fund and the S&P DTI will be deleted and the first paragraph will be deleted and replaced in its entirety by the paragraph below.

The Long/Short Commodities Strategy Fund employs an investment methodology that is similar to that used to compile the JP Morgan Core Commodity Investable Global Asset Rotator Sigma Long-Short Total Return Index. The JP Morgan Core Commodity Investable Global Asset Rotator Sigma Long-Short Total Return Index is described below.

VI.	Revised and Additional Principal Risks

The current descriptions of the Fund’s principal risks under the heading “Principal Risks” in the Fund’s “Fund Summary” section will be revised to include the following additional principal risks: “Active Trading Risk”, “Equity Risk”, and “Regulatory Risk.” The current descriptions of the Fund’s principal risks will be further revised to eliminate “Investment in Investment Companies Risk” and “Sector Risk” and to replace “Derivatives Risk” and “Leveraging Risk” with the descriptions below.

Active Trading Risk – Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk – The Fund derives substantially all of its commodities exposure from its investment in derivatives and other financial instruments that provide leveraged exposure. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. The use of derivatives and other similar financial instruments are an integral part of the Fund’s investment strategy and may expose the Fund to potentially dramatic losses (or gains) in the value of a derivative or other financial instrument and, thus, in the value the Fund’s portfolio. The cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

Regulatory Risk – The Fund and the Subsidiary are currently operating in reliance on exemptions from registration with the Commodity Futures Trading Commission (“CFTC”) provided by CFTC Regulation 4.5, which is generally available to registered investment companies, and CFTC Regulation 4.13(a)(4), respectively. However, the CFTC has recently adopted amendments to CFTC Regulation 4.5 significantly restricting its availability to registered investment companies that invest in derivative instruments that are subject to regulation by the CFTC and rescinding CFTC Regulation 4.13(a)(4). To comply with the changes to CFTC Regulation 4.5 and the rescission of CFTC Regulation 4.13(a)(4), the Fund may determine to significantly modify its principal investment strategies to restrict its investment in or exposure to derivatives regulated by the CFTC and, thus, its exposure to the commodity market to continue to qualify for the exemption from registration provided by CFTC Regulation 4.5, or to become subject to regulation by the CFTC, which may increase the Fund’s operating expenses. The Fund and the Subsidiary will be required to comply with the changes to CFTC Regulations no later than December 31, 2012. Certain of the rules that would apply to the Fund if it determines to become subject to CFTC regulation as a commodity pool have not yet been adopted, and it is unclear what the effect of those rules would be if they are adopted.

In addition, the principal risk descriptions below will be added under the headings “More Information About the Trust and the Funds – Principal Investment Risks,” which provides additional information regarding the principal risks summarized in the Fund’s “Fund Summary” section.

Equity Risk – The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

Regulatory Risk – The Trust, on behalf of the Fund, has filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term “commodity pool operator” under CFTC Regulation 4.5 with respect to the Fund’s operation. Similarly, the Subsidiary has filed a notice of exemption from registration with the CFTC under CFTC Regulation 4.13(a)(4). However, the CFTC has recently adopted amendments to CFTC Regulation 4.5 and rescinded CFTC Regulation 4.13(a)(4), which the Fund and the Subsidiary will be required to comply with no later than December 31, 2012, that may subject the Fund and the Subsidiary to regulation by the CFTC as commodity pools. Once the compliance obligations of the Fund and the Subsidiary under the CFTC’s regulatory scheme are finalized, the Fund may consider changing its principal investment strategies and structure by reducing substantially the Fund’s investment in or exposure to derivative instruments subject to regulation by the CFTC in order to continue to qualify for the exemption from CFTC regulation provided by CFTC Regulation 4.5. Alternatively, the Fund and the Subsidiary may determine to become subject to CFTC regulation and comply with all applicable requirements, including registration and disclosure requirements governing commodity pools under the Commodity Exchange Act (“CEA”). Compliance with the CFTC’s additional regulatory requirements may increase the Fund’s operating expenses. Certain of the rules that would apply to the Fund if it determines to become subject to CFTC regulation as a commodity pool have not yet been adopted, and it is unclear what the effect of those rules would be if they are adopted.

VII.	Additional Principal Investment Policies, Techniques and Risk Factors

Upon the implementation of the Fund’s revised principal investment strategies, the Fund will have direct and indirect exposure to various types of fixed income securities. Therefore, under the headings “Investment Policies, Techniques and Risk Factors – Principal Investment Policies, Techniques and Risk Factors” in the Fund’s SAI, the Fund will be added to the discussions under “Corporate Debt Securities”, “Non-Investment Grade Debt Securities,” “Unrated Debt Securities,” and “Debt Securities Issued by the International Bank for Reconstruction and Development (“World Bank”).”

VIII.	Addition of Portfolio Manager

Mr. Heiko Ebens will be added as a portfolio manager of the Fund and together with Messrs. Byrum, Dellapa, and Harder, will be jointly and primarily responsible for the day-to-day management of the Fund. Mr. Ebens’ biographical information is provided below. Information about the other accounts managed, and Fund shares owned, by Mr. Ebens is also provided below. This information will be included in the Fund’s SAI together with similar information for the Fund’s other portfolio managers.

Heiko Ebens, Ph.D., Director of Research – Mr. Ebens leads the research team’s efforts with a focus on developing investment strategies in the areas of alternative investments and asset allocation. Mr. Ebens joined the Advisor in 2010 and contributes more than 10 years of experience in leading research teams, developing and distributing investment strategies. Prior to joining the Advisor, Mr. Ebens served as global head of research at Capstone Holdings Group from January 2010 to July 2010, where he was responsible for the firm’s research framework and client solutions. From March 2002 through May 2009, Mr. Ebens served as managing director and head of global equity derivatives research at Merrill Lynch, where he built the firm’s research-driven structured product platform, with products ranging from alternative investments to broad-based asset allocation solutions. From July 2000 to March 2002, he was an analyst with Morgan Stanley. Mr. Ebens holds a Ph.D. in economics from Johns Hopkins University.

Other Accounts Managed by Portfolio Managers. Including the Fund, Mr. Ebens is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Heiko Ebens	1	$15,000,000	0	$0	1	$	Less than 5 million

*	Information for Mr. Ebens is provided is as of May 10, 2012.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of Mr. Ebens’ “beneficial ownership” of shares of the Fund. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund Name	Dollar Range of Shares Owned*
Heiko Ebens*	Global Managed Futures Strategy Fund	None

*	Information provided for Messrs. Byrum, Dellapa, Harder and Shank is December 31, 2011. Information provided for Mr. Ebens is as of May 10, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VTM-SUP-0812x0513